Investments Subject to Significant Influence and Equity Income	12 Months Ended
Dec. 31, 2020
8. Investments Subject to Significant Influence and Equity Income
Investments Subject to Significant Influence and Equity Income

7. INVESTMENTS SUBJECT TO SIGNIFICANT INFLUENCE AND EQUITY INCOME

			Equity Income		Percentage
	Carrying Value		For the year ended		of
millions of Canadian dollars	As at December 31		December 31		Ownership
	2020	2019	2020	2019	2020
LIL (1)	$629	$579	$49	$45	45.6
NSPML	547	554	47	46	100.0
M&NP (2)	129	138	20	22	12.9
Lucelec (2)	41	41	4	3	19.5
Bear Swamp (3)	-	-	29	35	50.0
Other Investments	-	-	-	3
	$1,346	$1,312	$149	$154
(1) Emera indirectly owns 100 per cent of the Class B units, which comprises 24.9 per cent of the total units issued. Emera’s percentage ownership in LIL is subject to change, based on the balance of capital investments required from Emera and Nalcor Energy to complete construction of the LIL. Emera’s ultimate percentage investment in LIL will be determined upon final costing of all transmission projects related to the Muskrat Falls development, including the LIL, Labrador Transmission Assets and Maritime Link Projects, such that Emera’s total investment in the Maritime Link and LIL will equal 49 per cent of the cost of all of these transmission developments.
(2) Although Emera’s ownership percentage of these entities is relatively low, it is considered to have significant influence over the operating and financial decisions of these companies through Board representation. Therefore, Emera records its investment in these entities using the equity method.
(3) The investment balance in Bear Swamp is in a credit position primarily as a result of a $179 million distribution received in 2015. Bear Swamp's credit investment balance of $118 million (2019 - $137 million) is recorded in "Other long-term liabilities" on the Consolidated Balance Sheets.

Equity investments include a $12 million difference between the cost and the underlying fair value of the investees' assets as at the date of acquisition. The excess is attributable to goodwill.

Emera accounts for its variable interest investment in NSPML as an equity investment (note 32). NSPML's consolidated summarized balance sheets are illustrated as follows:

As at	December 31
millions of Canadian dollars	2020	2019
Balance Sheets
Current assets	$57	$69
Property, plant and equipment	1,629	1,671
Regulatory assets	210	177
Non-current assets	32	32
Total assets	$1,928	$1,949
Current liabilities	$56	$23
Long-term debt (1)	1,228	1,288
Non-current liabilities	97	84
Equity	547	554
Total liabilities and equity	$1,928	$1,949
(1) The project debt has been guaranteed by the Government of Canada.